Investment Property - Summary of Investment Property (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about investment property [line items]
Beginning balance	¥ 6,765
Charge for the year	380	$ 54	¥ 884	¥ 248
Ending balance	6,552	925	6,765
Consolidated statements of profit or loss:
Rental income from an investment property	375	53	437
Direct operating expenses (including repairs, maintenance and depreciation expense) arising from the rental generating property	(294)	(41)	(314)
Fair value [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	10,886
Ending balance	11,419	1,612	10,886
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	33,972	4,795	32,944
Translation difference	968	137	1,028
Ending balance	34,940	4,932	33,972	32,944
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	27,207	3,840	25,510
Charge for the year	380	54	884
Translation difference	801	113	813
Ending balance	¥ 28,388	$ 4,007	¥ 27,207	¥ 25,510